MASSACHUSETTS INVESTORS GROWTH STOCK FUND*
                         MASSACHUSETTS INVESTORS TRUST*
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND*
                                MFS(R) BOND FUND*
                       MFS(R) CAPITAL OPPORTUNITIES FUND*
                            MFS(R) CASH RESERVE FUND
                      MFS(R) CONSERVATIVE ALLOCATION FUND*
                             MFS(R) CORE GROWTH FUND
                          MFS(R) EMERGING GROWTH FUND*
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                       MFS(R) EMERGING OPPORTUNITIES FUND
                           MFS(R) EUROPEAN EQUITY FUND
                         MFS(R) FUNDAMENTAL GROWTH FUND
                             MFS(R) GEMINI U.K. FUND
                           MFS(R) GLOBAL EQUITY FUND*
                           MFS(R) GLOBAL GROWTH FUND*
                         MFS(R) GLOBAL TOTAL RETURN FUND
                            MFS(R) GLOBAL VALUE FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                       MFS(R) GOVERNMENT SECURITIES FUND*
                         MFS(R) GROWTH ALLOCATION FUND*
                        MFS(R) GROWTH OPPORTUNITIES FUND
                            MFS(R) HIGH INCOME FUND*
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND*
                      MFS(R) INTERNATIONAL CORE EQUITY FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND*
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                    MFS(R) INTERNATIONAL STRATEGIC VALUE FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                            MFS(R) JAPAN EQUITY FUND
                          MFS(R) LARGE CAP GROWTH FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) LIMITED MATURITY FUND*
                           MFS(R) MANAGED SECTORS FUND
                           MFS(R) MID CAP GROWTH FUND*
                           MFS(R) MID CAP VALUE FUND*
                        MFS(R) MODERATE ALLOCATION FUND*
                            MFS(R) MONEY MARKET FUND*
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                           MFS(R) NEW DISCOVERY FUND*
                            MFS(R) NEW ENDEAVOR FUND
                           MFS(R) RESEARCH BOND FUND*
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND*
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND*
                          MFS(R) STRATEGIC GROWTH FUND*
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                         MFS(R) TAX MANAGED EQUITY FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND*
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                               MFS(R) VALUE FUND*
                           VERTEXSM INTERNATIONAL FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS, NY,
                             NC, PA, SC, TN, VA, WV

           Supplement to Statement of Additional Information - Part II

On November 3, 2003, certain MFS Funds commenced offering Class R2 shares and redesignated their Class R shares as Class R1 shares. Accordingly, the following changes to Part II of the Statements of Additional Information are currently effective:

1. All references to "Class R shares" are changed to references to "Class R1 and R2 shares," unless otherwise noted.

2. A new paragraph is added under the caption "Management of the Fund - Administrator" as follows:

              In addition, MFS is responsible for providing certain administrative services with respect to Class R2 shares. These services include various administrative, recordkeeping and communication/educational services with respect to the retirement plans which invest in Class R2 shares, and may be provided directly by MFS or by a third party. The fund pays an annual 0.25% administrative service fee solely from the assets of Class R2 shares to MFS for the provision of these services.

3. The fourth paragraph under the caption "Shareholder Services - Tax Retirement Plans" is restated as follows:

              For those Funds that do not offer Class R1 and R2 shares, Class C shares are not generally available (subject to policies adopted by MFD from time to time)
              for purchase by any retirement plan qualified under Internal Revenue Code Section 401(a) or 403(b) if the retirement plan is one for which MFS (or one of its affiliates) is responsible for
              providing  participant   recordkeeping  services  ("MFS  Serviced
              Plans"). See the Fund's prospectus for details.

4. The sixth paragraph under the caption "Shareholder Services - Tax Retirement Plans" is restated as follows:

              Purchases of Class R1 and R2 shares by retirement plans other than MFS Serviced Plans or plans with respect to which MFD has entered into an administrative arrangement (these other plans being referred to "Investment Only Plans") are generally subject to a minimum investment amount of $1 million. Class R2 shares are not available for sale to Investment Only Plans.

5. A new waiver category is added under Appendix A, Category 1.B. as follows:

------------------------------------------------- -----------------------------------------------------------
Waiver Category                                                      Sales Charges Waived
                                                  -----------------------------------------------------------
                                                  -------------- --------------- -------------- -------------
                                                  Class A FESL   Class A CDSC    Class B CDSC   Class C CDSC
------------------------------------------------- -------------- --------------- -------------- -------------
------------------------------------------------- -------------- --------------- -------------- -------------
o        All MFS Serviced Plans                                                                 v
------------------------------------------------- -------------- --------------- -------------- -------------

6. The disclosure under the headings "Dealer Commissions and Concessions - Class C Shares - Class R Shares" is restated as follows:

         Class C Shares

              Except as noted below, for purchases of Class C shares, MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers, in which case the dealers will become eligible to receive the ongoing Rule 12b-1 fees commencing in the thirteenth month following purchase.

              For purchases of Class C shares by MFS Serviced Plans (see definition below under "Class R1 and R2 Shares") established on or after January 1, 2003 (i.e., plan establishment paperwork is received by MFSC in good order on or after January 1, 2003), MFD pays no up front commissions to the dealer, but instead pays an amount to the dealer up to 1% per annum of the average daily net assets of the Fund attributable to plan assets, payable quarterly.

              For purchases of Class C shares by an Alliance Plan (see definition below under "Class R1 and R2 Shares"), MFD will pay commissions to the dealer under either option discussed above at the dealer's discretion.

         Class R1 and R2 Shares

              For purchases of Class R1 and R2 shares, the following commission/payment options are available to dealers:

        ------------------------------------------------ ----------------- -------------- ---------------
                                                             Option A        Option B        Option C
        ------------------------------------------------ ----------------- -------------- ---------------
        ------------------------------------------------ ----------------- -------------- ---------------
        Class R1
        ------------------------------------------------ ----------------- -------------- ---------------
        ------------------------------------------------ ----------------- -------------- ---------------
        o        MFS Serviced Plans                             v                v             N/A
        ------------------------------------------------ ----------------- -------------- ---------------
        ------------------------------------------------ ----------------- -------------- ---------------
        o        Alliance Plans                                N/A               v              v
        ------------------------------------------------ ----------------- -------------- ---------------
        ------------------------------------------------ ----------------- -------------- ---------------
        o        Investment Only Plans                         N/A               v             N/A
        ------------------------------------------------ ----------------- -------------- ---------------
        ------------------------------------------------ ----------------- -------------- ---------------

        ------------------------------------------------ ----------------- -------------- ---------------
        ------------------------------------------------ ----------------- -------------- ---------------
        Class R2*
        ------------------------------------------------ ----------------- -------------- ---------------
        ------------------------------------------------ ----------------- -------------- ---------------
        o        MFS Serviced Plans                            N/A               v             N/A
        ------------------------------------------------ ----------------- -------------- ---------------
        ------------------------------------------------ ----------------- -------------- ---------------
        o        Alliance Plans                                N/A               v             N/A
        ------------------------------------------------ ----------------- -------------- ---------------

*  Not available to Investment Only Plans

         Option A

          ------------------------ --------------------------------------------
          Payments
          Made by MFD
          to Dealers               Cumulative Purchase Amount
          ------------------------ --------------------------------------------
          ------------------------ --------------------------------------------
          1.00%                    On the first $1,000,000 to $4,000,000, plus
          ------------------------ --------------------------------------------
          ------------------------ --------------------------------------------
          0.50%                    Over $4,000,000 to $25,000,000, plus
          ------------------------ --------------------------------------------
          ------------------------ --------------------------------------------
          0.25%                    Over $25,000,000
          ------------------------ --------------------------------------------

              Dealers will become eligible to receive the ongoing Rule 12b-1 service fee with respect to such shares commencing in the thirteenth month following purchase.

              For purposes of determining the level of commission to be paid to dealers under this option with respect to a shareholder's new investment in Class R1 or R2 shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a period determined by MFD in its sole discretion from time to time, with the intent being to maintain such an aggregation policy so as to avoid the placement of trades by dealers which are designed to maximize the commissions paid by MFD to dealers.

         Option B

              Payments made by the Fund under its Rule 12b-1 plan for Class R1 or R2 shares equaling up to 0.50% per annum of the average daily net assets of the Fund attributable to the account, payable at the rate of up to 0.125% at the end of each quarter, in arrears.

         Option C

              Payment of 0.60% of the purchase price of Class R1 shares, in which case the dealers will become eligible to receive the ongoing Rule 12b-1 service fee with respect to such shares commencing in the thirteenth month following purchase.

         Certain Definitions:

              MFS Serviced Plans are defined as retirement plans for which MFS (or one of its affiliates) is responsible for providing participant recordkeeping services.

              Alliance Plans are defined as retirement plans with respect to which MFS (or one of its affiliates) has entered into an administrative arrangement with a third party to provide certain recordkeeping and/or administrative services.

              Investment Only Plans are defined as retirement plans which are not MFS Serviced Plans or Alliance Plans.


                 The date of the Supplement is November 3, 2003

* El presente Suplemento tambien se encuentra disponible en espanol. Solicite un ejemplar a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.